-------------------------------------------------------------------------------
HUDSON CAPITAL
APPRECIATION FUND
(A Series of The Fahnestock Funds)               125 Broad Street
                                                 New York, New York 10004
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Dear Shareholders:

Recently the Board of Trustees of the Hudson Capital Appreciation Fund ("the Fund") has been reviewing the costs associated with operating the Fund as a stand-alone portfolio, based on its regular and necessary operating expenses. The Board has concluded and is recommending to you that the Fund be merged with and into the Ivy U.S. Emerging Growth Fund. Information on this recommendation is set forth in the proxy statement soliciting your support. We urge you to review this material carefully.

The first six months of 1999 saw a continuation of many of the same stock market trends witnessed over the last few years. These trends included the outperformance of large vs. small companies and very high prices for selected "growth" companies such as the new crop of internet and communications stocks. Nevertheless, the second quarter was far better than the first quarter for smaller companies and for our portfolio. For the six months as a whole our net asset value increased 7.2% vs. 8.5% for the Russell 2000 Index and 11.7% for the S&P Index./1/ We remain optimistic that our strategy, which targets long term value, will be rewarding.

Very truly yours,

/s/ James Gerson
Senior Vice President

/1/The Russell 2000 measures the performance of the 2,000 smallest companies in the Russell 3,000 index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. These indices are unmanaged and actual investment cannot be made in an index. These indices are not adjusted to reflect sales loads, expenses or other fees the SEC requires to be reflected in the Fund's performance.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares                                         Value
 ------                                         -----
           COMMON STOCKS--101.5%
           Agriculture--3.4%
 40,000    Agrium, Inc.                      $   352,500
 30,000    Valmont Industries, Inc.              510,936
                                             -----------
           Total                                 863,436
                                             -----------
           Building & Construction--6.7%
 22,500(a) Genlyte Group, Inc.                   504,844
 35,400    Republic Group, Inc.                  637,200
 25,000(a) Southern Energy Homes, Inc.           132,812
 20,000(a) Toll Brothers, Inc.                   428,750
                                             -----------
           Total                               1,703,606
                                             -----------
           Chemicals--3.1%
 30,000    Cambrex Corp.                         787,500
                                             -----------
           Communications--0.6%
 32,500(a) IFR Systems, Inc.                     154,375
                                             -----------
           Computer Products--14.8%
 50,000    Computer Horizons Corp.               690,625
 25,000    HNC Software, Inc.                    770,313
 10,000    International Business Machines     1,292,500
 42,000(a) Phoenix Technologies Ltd.             750,750
 20,000    Programmers Paradise, Inc.            245,000
                                             -----------
           Total                               3,749,188
                                             -----------
           Consumer Products--11.9%
 24,800    Bush Industries                       412,300
 54,000(a) Helen of Troy Ltd.                    968,625
 25,000(a) ITI Technologies, Inc.                565,625
  2,000(a) Meade Instruments Corp.                34,500

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
JUNE 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares                                                Value
 ------                                                -----
              COMMON STOCKS (Continued)
              Consumer Products (Continued)
 22,500       Regis Corp. Minnesota                 $   431,719
 50,000(a)    Rexall Sundown Inc.                       609,375
                                                    -----------
              Total                                   3,022,144
                                                    -----------
              Distributors--2.6%
 48,000(a)    Fresh America Corp.                       672,000
                                                    -----------
              Electronics--10.1%
  9,800       Belden, Inc.                              234,588
 15,000       PCD Inc.                                  165,000
 20,000       Innovex Corp.                             280,000
 30,000(a)    Micrion Corp.                             337,500
 40,000(a)    Speedfam International                    642,500
 40,000(a)    Storage Technology Corp.                  910,000
                                                    -----------
              Total                                   2,569,588
                                                    -----------
              Financial--6.4%
 18,000       Citigroup Inc.                            855,000
 20,000       Travelers Group, Inc.                     782,500
                                                    -----------
              Total                                   1,637,500
                                                    -----------
              Industrial Products--18.3%
 12,000       Blount International, Inc.--Class A       326,250
 50,000(a)    Checkpoint Systems                        446,875
 30,000       DT Industries, Inc.                       275,625
 49,500(a)    ESCO Electronics Corp.                    634,219
 40,000       Interface, Inc.                           345,000
 17,100(a)    Jacobs Engineering Group, Inc.            649,800
 30,000       MPW Industrial Group, Inc.                300,000
 35,005(a)(b) New Brunswick Scientific                  245,035

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
JUNE 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares                                           Value
 ------                                           -----
           COMMON STOCKS (Continued)
           Industrial Products (Continued)
  5,000(a) Park Ohio Industries                $    84,688
 26,000(a) Right Management Consultants Inc.       403,000
 77,501(a) Supreme Industries, Inc.--Class A       750,791
 15,000    Titan Wheel International, Inc.         178,125
                                               -----------
           Total                                 4,639,408
                                               -----------
           Manufacturing--0.5%
  6,500    Wabash National Corp.                   125,938
                                               -----------
           Information Services--5.6%
 25,000    Electronic Data Systems Corp.         1,414,062
                                               -----------
           Oil, Energy & Gas Exploration--2.7%
 31,700(a) Louis Dreyfus Natural Gas Corp.         683,531
                                               -----------
           Paints & Coatings--0.5%
  3,000    Valspar Corp.                           114,000
                                               -----------
           Pharmaceuticals--1.8%
 30,000    K V Pharmaceutical Co.                  465,000
                                               -----------
           Restaurants--3.3%
 26,000(a) Garden Fresh Restaurants Corp.          487,500
 22,500(a) O'Charleys, Inc.                        360,000
                                               -----------
           Total                                   847,500
                                               -----------
           Retail--2.6%
 15,000    Jos. A. Bank Clothiers, Inc.             95,625
 50,000(a) Corporate Express, Inc.                 350,000
 15,000(a) Travis Boats & Motors, Inc.             217,500
                                               -----------
           Total                                   663,125
                                               -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
JUNE 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                        Value
  ------                                                        -----
              COMMON STOCKS (Continued)
              Transportation--6.6%
   20,000(a)  AMR Corp.                                      $ 1,365,000
   20,000(a)  Celadon Group, Inc.                                170,000
   27,000(a)  Simon Transportation Service                       133,312
                                                             -----------
              Total                                            1,668,312
                                                             -----------
              Total Common Stocks (cost $24,006,840)          25,780,213
                                                             -----------
 Principal
  Amount
 ---------
              Time Deposit--1.5%
 $370,000     State Street Bank and Trust Co., 4.00% dated
               6/30/1999 due 7/1/1999 (cost $278,000)            370,000
                                                             -----------
              Total Investments (cost $24,376,840)(c)        $26,150,213
                                                             ===========

--------
(a) Non-income producing security.

(b) Security issue rights.

(c) The cost of investments for federal tax purposes amounts to $24,376,840. The net unrealized appreciation of investments on a federal tax basis amounts to $1,773,373 which is comprised of $5,136,553 appreciation and $3,363,180 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
     ($25,393,473) at June 30, 1999.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
  Total investments in securities, at value (cost $24,376,840)
   (Note 1)                                                        $26,150,213
  Cash............................................................         557
  Income receivable...............................................       5,776
  Receivable for Fund shares sold.................................       5,035
                                                                   -----------
    Total assets..................................................  26,161,581
                                                                   -----------
LIABILITIES:
  Payable for Fund shares redeemed................................     585,462
  Accrued expenses................................................     182,646
                                                                   -----------
    Total liabilities.............................................     768,108
                                                                   -----------
  Net Assets...................................................... $25,393,473
                                                                   ===========
NET ASSETS CONSIST OF:
  Paid in capital................................................. $22,636,168
  Net unrealized appreciation of investments......................   1,773,373
  Accumulated net investment loss.................................  (1,117,895)
  Accumulated net realized gain on investments....................   2,101,827
                                                                   -----------
    Net Assets.................................................... $25,393,473
                                                                   ===========
  Class A Shares:
  Net Asset Value Per Share ($21,271,456 / 1,405,124 shares
   outstanding)................................................... $     15.14
                                                                   -----------
  Offering Price Per Share (100/95.50 of $15.14)*................. $     15.85
                                                                   -----------
  Redemption Proceeds Per Share................................... $     15.14
                                                                   -----------
  Class B Shares:
  Net Asset Value Per Share ($2,315,895 / 154,612 shares
   outstanding)................................................... $     14.98
                                                                   -----------
  Offering Price Per Share........................................ $     14.98
                                                                   -----------
  Redemption Proceeds Per Share+.................................. $     14.98
                                                                   -----------
  Class N Shares:
  Net Asset Value Per Share ($1,806,122 / 119,306 shares
   outstanding)................................................... $     15.14
                                                                   -----------
  Offering Price Per Share........................................ $     15.14
                                                                   -----------
  Redemption Proceeds Per Share................................... $     15.14
                                                                   -----------

--------
*See "How to Buy Shares" in the Prospectus.
+ Class B Shares are sold without an initial sales charge, but are subject to a
  5.00% contingent deferred sales charge if shares are redeemed within eleven months, reduced on shares held over twelve months.
--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JUNE 30, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest.......................................................... $    9,365
  Dividends.........................................................     53,433
                                                                     ----------
    Total investment income.........................................     62,798
                                                                     ----------
Expenses: (Notes 2 and 3)
  Investment management fee.........................................    133,868
  Distribution expenses Class A Shares..............................     24,307
  Distribution expenses Class B Shares..............................     12,209
  Distribution expenses Class N Shares..............................      3,064
  Legal, compliance and filing fees.................................     83,355
  Custodian fee.....................................................      4,649
  Shareholder servicing and related shareholder expenses............     76,699
  Audit and accounting..............................................     24,881
  Trustees' fees and expenses.......................................     11,250
  Other.............................................................     13,489
                                                                     ----------
    Total expenses..................................................    387,771
  Investment management fee waived..................................   (106,826)
                                                                     ----------
  Net expenses......................................................    280,945
                                                                     ----------
  Net investment loss...............................................   (218,147)
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments....................................  1,905,025
Net change in unrealized appreciation of investments................    (25,455)
                                                                     ----------
  Net realized and unrealized gain on investments...................  1,879,570
                                                                     ----------
Net increase in net assets from operations.......................... $1,661,423
                                                                     ==========

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     Period Ended   Year Ended
                                                     June 30, 1999 December 31,
                                                      (unaudited)      1998
                                                     ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
Net investment loss.................................  $  (218,147) $  (551,979)
Net realized gain on investments....................    1,905,025      714,676
Net change in unrealized appreciation of
 investments........................................      (25,455)  (4,694,671)
                                                      -----------  -----------
  Net increase (decrease) in net assets from
   operations.......................................    1,661,423   (4,531,974)
                                                      -----------  -----------
Distributions to shareholders from net realized
 gains:
  Class A Shares....................................            0     (626,454)
  Class B Shares....................................            0      (70,383)
  Class N Shares....................................            0      (90,793)
                                                      -----------  -----------
Total distributions to shareholders from net
 realized gains.....................................            0     (787,630)
                                                      -----------  -----------
Share transactions--net (Note 4)....................   (7,717,288)    (527,440)
                                                      -----------  -----------
  Net decrease in net assets........................   (6,055,865)  (5,847,044)
Net Assets:
  Beginning of year.................................   31,449,338   37,296,382
                                                      -----------  -----------
  End of year.......................................  $25,393,473  $31,449,338
                                                      ===========  ===========

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.Summary of Accounting Policies.

Hudson Capital Appreciation Fund (the "Fund") is a series of The Fahnestock Funds, a Massachusetts business trust (the "Trust"). The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940. Effective April 15, 1997, the Fund renamed its original shares to Class A shares and added Class B Shares and Class N Shares. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

  a)Valuation of Securities

   Securities traded on a national securities exchange are valued at the price of the last sale on such exchange. If no sale has occurred, or if the security is traded only in the over-the-counter market, it will normally be valued at its current bid price. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which current quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

  b)Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

  c)Securities Transactions and Interest Income

   Securities transactions are recorded on a trade date basis. Interest income, including amortization of premium and discount, is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

  d)Dividends and Distributions

   Dividends and distributions to shareholders are recorded on the ex-dividend date.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  e)Other

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Agreement, the Fund pays an investment management fee to Hudson Capital Advisors, Inc. (the "Advisor") equal to 1% of the Fund's average daily net assets up to $25 million and 0.75% of annual average net assets in excess of $25 million.

Under the Fund's Administration Agreement with Fahnestock & Co. Inc. (the "Administrator"), the Administrator has agreed to provide administrative services to the Fund at no charge.

The Adviser has voluntarily agreed to limit expenses applicable to Class A and N shares to 2.0% and to 2.5% with respect to Class B shares. During the period ended June 30, 1999, the Fund incurred investment management fees of $133,868. However, the Advisor has waived $106,826 of expenses in order to comply with the agreement as stated above.

In acting as Distributor during the year, Fahnestock & Co. Inc. earned $6,300 of commissions on sales of the Class A and $16,200 of contingent deferred sales charges on redemptions of Class B shares.

Fees are paid to Trustees who are unaffiliated with the Advisor on the basis of $3,000 per annum plus $750 per meeting attended.

At June 30, 1999, affiliated Trustees owned 20,284 shares (1.21%) of the Fund.

3.Distribution Plan.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution Plans (the "Plans") under which it may reimburse
Fahnestock & Co. Inc. (the
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
"Distributor") for expenses relating to the distribution of Class A Shares, Class B Shares, and Class N Shares at annual rates not to exceed a percentage of average daily net assets according to the schedule listed below.
Distribution expenses incurred in a year in excess of the amounts listed below may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the Fund on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which they become accounting liabilities.

                  Percentage of Average Daily
Share Class Name    Net Assets of the Class
----------------  ---------------------------
Class A Shares..             0.50%
Class B Shares..             1.00%
Class N Shares..             0.25%

4.Transactions in Shares of Beneficial Interest.

At June 30, 1999, the Fund had authorized an unlimited number of shares of beneficial interest ($.01 par value). Transactions in shares of beneficial interest were as follows:

                                     Period Ended            Year Ended
                                    June 30, 1999         December 31, 1998
                                 ---------------------  ----------------------
                                  Shares     Amount      Shares      Amount
                                 --------  -----------  ---------  -----------
Class A Shares
Sold............................   31,354  $   448,412    390,048  $ 6,133,114
Issued on reinvestment of
 dividends
 and distributions..............        0            0     42,491      605,885
Redeemed........................ (419,137)  (5,901,652)  (452,478)  (6,483,983)
                                 --------  -----------  ---------  -----------
Net change in Class A Shares.... (387,783) $(5,453,240)   (19,939) $   255,016
                                 ========  ===========  =========  ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      Period Ended            Year Ended
                                     June 30, 1999        December 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
                                  --------  -----------  --------  -----------
Class B Shares
Sold.............................    4,946  $    69,681    93,322  $ 1,528,022
Issued on reinvestment of
 dividends and distributions.....        0            0     4,962       70,213
Redeemed.........................  (41,671)    (582,579)  (38,876)    (581,950)
                                  --------  -----------  --------  -----------
Net change in Class B Shares.....  (36,725) $  (512,898)   59,408  $ 1,016,285
                                  ========  ===========  ========  ===========
                                      Period Ended            Year Ended
                                     June 30, 1999        December 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
                                  --------  -----------  --------  -----------
Class N Shares
Sold.............................    6,102  $    86,221    76,054  $ 1,236,310
Issued on reinvestment of
 dividends and distributions.....        0            0     6,295       89,773
Redeemed......................... (129,625)  (1,837,371) (200,903)  (3,124,824)
                                  --------  -----------  --------  -----------
Net change in Class N Shares..... (123,523) $(1,751,150) (118,554) $(1,798,741)
                                  ========  ===========  ========  ===========
Net change in Fund Share
 transactions....................           $(7,717,288)           $  (527,440)
                                            ===========            ===========

5.Investment Transactions.

Purchases and sales of investment securities, other than short-term investments, totaled $3,522,851 and $10,197,022, respectively. Fahnestock & Co. Inc. did not earn any commissions for executing securities transactions of the Fund during the period ended June 30, 1999.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
6.Financial Highlights.

 Class A Shares
 (For a share outstanding throughout each period)

                                      Year Ended December 31,
                          -------------------------------------------------------------
                           1999*        1998      1997       1996      1995      1994
                          -------      -------   -------    -------   -------   -------
 Net asset value,
  beginning of period...  $ 14.13      $ 16.18   $ 12.99    $ 11.39   $ 10.95   $ 13.72
 Income from investment
  operations
 Net investment loss....    (0.11)       (0.24)    (0.21)**   (0.10)    (0.03)    (0.06)
 Net realized and
  unrealized gain (loss)
  on investments........     1.12        (1.43)     5.67       4.72      2.09     (1.48)
                          -------      -------   -------    -------   -------   -------
 Total income (loss)
  from investment
  operations............     1.01        (1.67)     5.46       4.62      2.06     (1.54)
                          -------      -------   -------    -------   -------   -------
 Less dividends paid to
  shareholders:
 Dividends paid from net
  realized gains on
  investments...........       --        (0.38)    (2.27)     (3.02)    (1.62)    (1.23)
                          -------      -------   -------    -------   -------   -------
 Net asset value, end of
  period................  $ 15.14      $ 14.13   $ 16.18    $ 12.99   $ 11.39   $ 10.95
                          =======      =======   =======    =======   =======   =======
Total return............     7.15%      (10.35%)   42.88%     40.68%    18.94%   (11.22%)
Ratios/Supplemental Data
 Net assets, end of
  period (000 omitted)..  $21,271      $25,336   $29,325    $15,671   $12,097   $15,874
 Ratio of gross expenses
  to average net assets.     2.39%***     2.18%     3.07%      3.50%     3.42%     2.76%
 Ratio of net expenses
  to average net assets.     2.00%***     2.00%     2.03%+     2.50%     2.50%     2.49%
 Ratio of net investment
  loss to average net
  assets................    (1.54%)***   (1.46%)   (1.38%)    (1.13%)   (0.16%)   (0.46%)
 Portfolio turnover
  rate..................    12.82%       40.98%    50.46%     85.37%   197.71%   194.55%

--------
  * For the six months ended June 30, 1999 (unaudited).
 ** Per share information presented is based on the average number of shares outstanding.
*** Annualized.
+ Effective February 1, 1997, Class A shares changed its expense limit from 2.50% to 2.00%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Financial Highlights.

 Class B Shares

 (For a share outstanding throughout each period)

                                        Year Ended December 31,
                                        ----------------------------------
                                         1999*          1998       1997**
                                        -------       -------     --------
 Net asset value, beginning of period.. $ 14.02       $ 16.11     $ 13.54
 Income from investment operations:
 Net investment loss...................   (0.16)        (0.34)***   (0.09)***
 Net realized and unrealized gains
  (losses) on investments..............    1.12         (1.37)       4.93
                                        -------       -------     -------
   Total income from investment
    operations.........................    0.96         (1.71)       4.84
                                        -------       -------     -------
 Less dividends paid to shareholders:
 Dividends paid from net realized
  gains on investments.................      --         (0.38)      (2.27)
                                        -------       -------     -------
 Net asset value, end of period........ $ 14.98       $ 14.02     $ 16.11
                                        =======       =======     =======
Total return...........................    6.85%       (10.64)%     36.54%
Ratios/Supplemental Data
 Net assets, end of period (000
  omitted)............................. $ 2,316       $ 2,682     $ 2,125
 Ratio of gross expenses to average
  net assets...........................    2.89%****     2.97%       3.54%****
 Ratio of net expenses to average net
  assets...............................    2.50%****     2.50%       2.50%****
 Ratio of net investment loss to
  average net assets...................   (2.07%)****   (1.95%)     (0.77%)****
 Portfolio turnover rate...............   12.82%        40.98%      50.46%

--------
*For the six months ended June 30, 1999 (unaudited).

**Reflects operations from April 17, 1997 (date of initial public offering) to December 31, 1997.

***Per share information presented is based on the average number of shares outstanding.

****Annualized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Financial Highlights.

 Class N Shares

 (For a share outstanding throughout each period)

                                        Year Ended December 31,
                                        ----------------------------------
                                         1999*          1998       1997**
                                        -------       -------     --------
 Net asset value, beginning of period.. $ 14.13       $ 16.18     $ 13.54
 Income from investment operations:
 Net investment loss...................   (0.11)        (0.24)***   (0.18)***
 Net realized and unrealized gains
  (losses) on investments..............    1.12         (1.43)       5.09
                                        -------       -------     -------
   Total income from investment
    operations.........................    1.01         (1.67)       4.91
                                        -------       -------     -------
 Less dividends paid to shareholders:
 Dividends paid from net realized
  gains on investments.................      --         (0.38)      (2.27)
                                        -------       -------     -------
 Net asset value, end of period........ $ 15.14       $ 14.13     $ 16.18
                                        =======       =======     =======
Total return...........................    7.15%       (10.35)%     37.09%
Ratios/Supplemental Data
 Net assets, end of period (000
  omitted)............................. $ 1,806       $ 3,432     $ 5,846
 Ratio of gross expenses to average
  net assets...........................    2.39%         2.22%       3.04%
 Ratio of net expenses to average net
  assets...............................    2.00%****     2.00%       2.00%****
 Ratio of net investment loss to
  average net assets...................   (1.54%)****   (1.47%)     (1.48%)****
 Portfolio turnover rate...............   12.82%        40.98%      50.46%

--------
*For the six months ended June 30, 1999 (unaudited).

**Reflects operations from April 17, 1997 (date of initial public offering) to December 31, 1997.

***Per share information presented is based on the average number of shares outstanding.

****Annualized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hudson Capital
Appreciation Fund
(A Series of The Fahnestock Funds)
  125 Broad Street
  New York, New York 10004
  Telephone (800) 221-5588

Investment Advisor

  Hudson Capital Advisors, Inc.
  780 Third Avenue
  New York, New York 10022

Principal Distributor

  Fahnestock & Co. Inc.
  125 Broad Street
  New York, New York 10004

Custodian and Transfer Agent

  Investors Fiduciary Trust Company
  801 Pennsylvania Avenue
  Kansas City, Missouri 64105

--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

              LOGO OF
          HUDSON CAPITAL
  --------------------------------
           APPRECIATION
   -----------------------------
               FUND

                                                                  Class A Shares
                                                                  Class B Shares
                                                                  Class N Shares


                              Semi-Annual Report
                                 June 30, 1999

                              LOGO OF FAHNESTOCK

                               ESTABLISHED 1881
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G02329-02 (8/99)                                                      HUD 802109